Events After the Reporting Period	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events After the Reporting Period

Note 17. Events After the Reporting Period

The following events and transactions occurred subsequent to December 31, 2023:

●	Since December 31, 2023, the Company has issued 101 Ordinary Shares and 50 Unquoted Bonus Options exercisable at A$1.00, expiring on June 30, 2025 on the exercise of 101 Unquoted Options exercisable at A$0.70.

Note 27. Events after the reporting period

The following events have occurred subsequent to the period end:

The Company announced visible gold at the high-grade RPM Deposit, within the Company’s flagship Estelle Gold Project, located in the prolific Tintina Gold Belt in Alaska.

The Company announced that on 3 August 2023 Alaska’s State Governor, Mike Dunleavy, along with the Alaska Department of Transportation and Public Facilities (“DOT&PF”) Commissioner, Ryan Anderson visited the Company’s Estelle Gold Project located in the West Susitna Mining District, Alaska, USA. The Governor and Commissioner’s visit comprised part of an overview tour of the mining district and the proposed West Susitna Access Road (“WSAR”), for which some significant advancements have been announced recently, and will potentially provide direct all year and all weather access to the Estelle project site.

The Company announced that the Rotor X Aircraft Manufacturing Company of Chandler Arizona (in which Nova holds a 9.9% investment stake), in partnership with US defense contractor Advanced Tactics, has now completed a major milestone with the development and hundreds of unmanned test flights of its new fully electric eVTOL DRAGON Personal Air Vehicle (PAV). With this major milestone achieved manned flights will now commence, with commercial delivery of the PAV beginning in September 2023.

No other matters or circumstance has arisen since 30 June 2023 that has significantly affected, or may significantly affect the consolidated entity’s operations, the results of those operations, or the consolidated entity’s state of affairs in future financial years.